Fair Value Financial Instruments (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Fair value assets and liabilities that are measured at fair value on a recurring basis
Available for sale securities	$ 10,726,000	$ 19,703,000
Convertible subordinated notes, Series B (including accrued interest)	3,962,000	4,712,000
The fair value of Series A convertible subordinated notes, as traded on the Tel Aviv Stock Exchange.	12,000,000	17,900,000
Level 1 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Available for sale securities	9,276,000	18,381,000
Convertible subordinated notes, Series B (including accrued interest)	3,962,000	4,712,000
Level 2 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Available for sale securities	1,450,000	1,322,000
Convertible subordinated notes, Series B (including accrued interest)
Level 3 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Available for sale securities
Convertible subordinated notes, Series B (including accrued interest)